Reserves	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Reserves [Text Block]

10. Reserves

Share-Based Payment Reserve

The share-based payment reserve records the fair value of options and warrants recorded in accordance with IFRS 2 “Share-based payments” until such time that the stock options or warrants are exercised, at which time the corresponding amount will be transferred to share capital.